CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ (242,638)	$ 272,418	$ 101,568
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	25,388	46,576	83,396
Amortization of acquired intangible assets and land use rights	65,517	73,383	65,204
Amortization of right-of-use assets	11,702	12,541	14,779
Expected credit loss of receivables	10,682	1,654	14,553
Gain on disposal of property and equipment, intangible assets and other long-term assets	(141)	(274)	(4,118)
Impairment of investments	9,386	0	0
Impairment of intangible assets	0	0	1,356
Impairment of goodwill	454,935	0	14,830
Share-based compensation	23,200	31,979	44,096
Share of loss (income) in equity method investments, net of income taxes	1,637	(3,297)	498,431
Gain on disposal and deemed disposal of investments	0	(74,851)	(4,113)
Loss (gain) on deconsolidation and disposal of subsidiaries	(1,643)	6,177	0
Cash dividend received from equity investees	0	0	848
Deferred income taxes, net	(7,982)	(11,808)	(1,935)
Foreign currency exchange (gains) losses, net	(764)	2,906	(11,666)
Interest expense	1,831	3,143	12,770
Investment loss	0	0	1,360
Gain on fair value changes of investments	(6,636)	(12,425)	(424,304)
Gain on extinguishment of debt and derivative	0	0	(63,378)
Accounts receivable	(13,651)	(32,422)	(20,201)
Interest receivables recorded in financing receivables	1	9	9
Prepayments and other assets	(2,852)	(30,660)	(33,357)
Amounts due from related parties	7,695	5,622	7,247
Lease liabilities	(11,712)	(12,546)	(12,343)
Amounts due to related parties	(28,128)	(1,783)	(41,268)
Accounts payable	(22,726)	(5,563)	19,052
Deferred revenue	(7,151)	(9,163)	8,594
Advances from customers	(1,914)	2,557	(2,589)
Income taxes payable	(7,813)	7,883	17,610
Accrued liabilities and other current liabilities	52,434	23,523	30,063
Net cash provided by operating activities	308,657	295,579	316,494
Cash flows from investing activities
Placements of short-term and long-term deposits	(3,061,621)	(3,046,581)	(4,425,191)
Maturities of short-term and long-term deposits	3,247,560	3,293,451	3,711,568
Placements of short-term investments	(369,904)	(657,639)	(418,578)
Maturities of short-term investments	19,433	752,196	889,905
Purchase of property and equipment	(83,722)	(81,567)	(69,022)
Purchase of intangible assets and land use right	(775)	(445)	(197)
Cash paid for investments	(26,575)	(66,014)	(175,719)
Cash received from disposal of investments	0	222,097	15,174
Proceeds from disposal of a subsidiary	70,715	0	0
Acquisition of businesses, net of cash, cash equivalents and restricted cash acquired	0	0	27,926
(Payments on behalf of) repayments from related parties, net	9	1	(36,522)
Loans to related parties	0	0	(28,062)
Loans to employees and third parties	(18)	(650)	(1,025)
Repayments of loans from employees, related parties and third parties	785	1,048	1,385
Principal collection from financing receivables	27	70	174
Proceeds from disposal of property and equipment	721	3,830	7,508
Others	(6,884)	576	(9,608)
Net cash (used in) provided by investing activities	(210,249)	420,373	(510,284)
Cash flows from financing activities
Proceeds from exercise of vested share options	113	180	0
Capital contributions from the non-controlling interest shareholders	0	0	17,045
Dividends paid to shareholders	0	(84,197)	(145,925)
Purchase of non-controlling interests and redeemable non-controlling interests	0	(22,000)	0
Purchase of capped call option in relation to repurchase of common shares	0	(50,000)	0
Proceeds from bank borrowings	42,168	95,169	44,504
Repayment of bank borrowings	(84,646)	(82,544)	(11,718)
Repurchase of shares	(259,428)	(273,896)	(138,079)
Cash paid on extinguishment of convertible bonds	(406,038)	(432,232)	(87,736)
Settlement of capped call options	0	7,775	0
Net cash used in financing activities	(707,831)	(841,745)	(321,909)
Net decrease in cash, cash equivalents and restricted cash	(609,423)	(125,793)	(515,699)
Cash, cash equivalents and restricted cash at the beginning of the year	1,440,449	1,565,560	2,134,492
Effect of exchange rate changes on cash, cash equivalents and restricted cash	5,789	682	(53,233)
Cash, cash equivalents and restricted cash at the end of the year	836,815	1,440,449	1,565,560
Supplemental disclosure of cash flows information:
-Cash paid for interest, net of amounts capitalized	(3,016)	(7,829)	(8,706)
-Income taxes paid	(29,052)	(22,084)	(19,150)
Supplemental disclosures of non-cash investing and financing activities:
-Accrued capital expenditure	$ 95,049	47,109	29,501
-Disposal of investments and business		$ 0	$ 144